UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	24,383	$3,192,954
Honeywell International, Inc.	43,114	4,082,464
Northrop Grumman Corp.	21,600	3,584,520
Textron, Inc.	11,648	438,431
United Technologies Corp.	33,819	3,009,553

		$14,307,922

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	7,252	$491,541
United Parcel Service, Inc., Class B	10,003	987,196

		$1,478,737

Airlines — 0.4%
American Airlines Group, Inc.	6,461	$250,880
Southwest Airlines Co.	36,616	1,392,873

		$1,643,753

Auto Components — 0.8%
Dana Holding Corp.	31,658	$502,729
Goodyear Tire & Rubber Co. (The)	3,713	108,902
Johnson Controls, Inc.	36,367	1,504,139
Lear Corp.	7,250	788,655

		$2,904,425

Automobiles — 0.2%
Ford Motor Co.	56,137	$761,779

		$761,779

Banks — 7.0%
Bank of America Corp.	131,359	$2,046,573
BankUnited, Inc.	10,483	374,767
Citigroup, Inc.	104,586	5,188,512
Fifth Third Bancorp	57,446	1,086,304
JPMorgan Chase & Co.	97,731	5,958,659
KeyCorp	85,122	1,107,437
M&T Bank Corp.	5,096	621,457
PNC Financial Services Group, Inc. (The)	18,419	1,642,975
SunTrust Banks, Inc.	5,538	211,773
Wells Fargo & Co.	149,399	7,671,639

		$25,910,096

Beverages — 2.7%
Coca-Cola Co. (The)	138,646	$5,562,477
PepsiCo, Inc.	47,142	4,445,491

		$10,007,968

Biotechnology — 4.0%
AbbVie, Inc.	29,670	$1,614,345
Amgen, Inc.	18,988	2,626,420
Baxalta, Inc.	37,878	1,193,536

Security	Shares	Value
Celgene Corp.(1)	40,861	$4,419,934
Gilead Sciences, Inc.	44,082	4,328,411
Regeneron Pharmaceuticals, Inc.(1)	205	95,354
Vertex Pharmaceuticals, Inc.(1)	3,386	352,618

		$14,630,618

Capital Markets — 1.2%
Invesco, Ltd.	38,480	$1,201,730
Lazard, Ltd., Class A	21,525	932,032
Legg Mason, Inc.	7,629	317,443
State Street Corp.	27,413	1,842,428

		$4,293,633

Chemicals — 1.9%
CF Industries Holdings, Inc.	17,295	$776,545
Dow Chemical Co. (The)	45,132	1,913,597
E.I. du Pont de Nemours & Co.	46,387	2,235,853
Eastman Chemical Co.	3,608	233,510
Sherwin-Williams Co. (The)	9,183	2,045,789

		$7,205,294

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	4,649	$231,567

		$231,567

Communications Equipment — 2.1%
Brocade Communications Systems, Inc.	42,403	$440,143
Cisco Systems, Inc.	134,376	3,527,370
QUALCOMM, Inc.	67,609	3,632,632

		$7,600,145

Consumer Finance — 1.1%
American Express Co.	27,933	$2,070,673
Discover Financial Services	40,754	2,118,801

		$4,189,474

Containers & Packaging — 0.5%
Avery Dennison Corp.	15,307	$865,917
WestRock Co.	16,727	860,437

		$1,726,354

Distributors — 0.6%
Genuine Parts Co.	27,494	$2,278,978

		$2,278,978

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(1)	26,717	$3,483,897
McGraw Hill Financial, Inc.	34,144	2,953,456

		$6,437,353

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	132,177	$4,306,326
CenturyLink, Inc.	12,000	301,440
Frontier Communications Corp.	170,861	811,590
Verizon Communications, Inc.	52,772	2,296,110

		$7,715,466

Electric Utilities — 1.1%
Duke Energy Corp.	23,843	$1,715,265
Edison International	21,133	1,332,858
Pepco Holdings, Inc.	8,189	198,338

Security	Shares	Value
Pinnacle West Capital Corp.	7,168	$459,755
Xcel Energy, Inc.	12,009	425,239

		$4,131,455

Electrical Equipment — 0.5%
Emerson Electric Co.	44,837	$1,980,450

		$1,980,450

Energy Equipment & Services — 1.4%
Halliburton Co.	53,378	$1,886,912
Schlumberger, Ltd.	47,378	3,267,661

		$5,154,573

Food & Staples Retailing — 2.2%
CVS Health Corp.	54,186	$5,227,865
Wal-Mart Stores, Inc.	33,228	2,154,504
Walgreens Boots Alliance, Inc.	9,883	821,277

		$8,203,646

Food Products — 1.5%
Kellogg Co.	14,423	$959,851
Keurig Green Mountain, Inc.	15,366	801,183
Kraft Heinz Co. (The)	8,326	587,649
Mondelez International, Inc., Class A	46,954	1,965,964
Tyson Foods, Inc., Class A	28,696	1,236,797

		$5,551,444

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	73,588	$2,959,709
Baxter International, Inc.	37,878	1,244,292
Halyard Health, Inc.(1)	2,481	70,560
Stryker Corp.	26,801	2,521,974
Zimmer Biomet Holdings, Inc.	3,848	361,443

		$7,157,978

Health Care Providers & Services — 1.7%
DaVita HealthCare Partners, Inc.(1)	2,916	$210,914
UnitedHealth Group, Inc.	46,878	5,438,317
VCA, Inc.(1)	11,050	581,783

		$6,231,014

Hotels, Restaurants & Leisure — 1.3%
Marriott International, Inc., Class A	14,651	$999,198
Marriott Vacations Worldwide Corp.	2,064	140,641
McDonald’s Corp.	27,950	2,753,913
Starbucks Corp.	5,088	289,202
Wyndham Worldwide Corp.	11,235	807,797

		$4,990,751

Household Durables — 1.2%
Leggett & Platt, Inc.	11,383	$469,549
Lennar Corp., Class A	18,642	897,239
Newell Rubbermaid, Inc.	76,798	3,049,649

		$4,416,437

Household Products — 1.6%
Clorox Co. (The)	6,843	$790,572
Kimberly-Clark Corp.	19,850	2,164,444
Procter & Gamble Co. (The)	41,964	3,018,890

		$5,973,906

Security	Shares	Value
Industrial Conglomerates — 1.8%
3M Co.	21,663	$3,071,164
General Electric Co.	147,129	3,710,593

		$6,781,757

Insurance — 4.1%
ACE, Ltd.	12,980	$1,342,132
Allstate Corp. (The)	47,607	2,772,632
AmTrust Financial Services, Inc.	3,045	191,774
Cincinnati Financial Corp.	18,908	1,017,250
Lincoln National Corp.	47,210	2,240,587
Marsh & McLennan Cos., Inc.	50,188	2,620,817
MetLife, Inc.	14,938	704,327
Principal Financial Group, Inc.	29,001	1,372,907
Prudential Financial, Inc.	21,629	1,648,346
Travelers Cos., Inc. (The)	13,969	1,390,335

		$15,301,107

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.(1)	5,031	$2,575,319
Netflix, Inc.(1)	5,495	567,414
Priceline Group, Inc. (The)(1)	1,797	2,222,637
Shutterfly, Inc.(1)	28,875	1,032,281

		$6,397,651

Internet Software & Services — 4.6%
Facebook, Inc., Class A(1)	37,484	$3,369,812
Google, Inc., Class A(1)	8,610	5,496,366
Google, Inc., Class C(1)	8,633	5,252,490
VeriSign, Inc.(1)	41,883	2,955,264

		$17,073,932

IT Services — 3.2%
Fidelity National Information Services, Inc.	26,132	$1,752,935
International Business Machines Corp.	31,001	4,494,215
MasterCard, Inc., Class A	51,803	4,668,486
Visa, Inc., Class A	9,876	687,962
Xerox Corp.	7,778	75,680

		$11,679,278

Leisure Products — 0.0%(2)
Mattel, Inc.	5,179	$109,070

		$109,070

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	27,884	$3,409,655

		$3,409,655

Machinery — 0.9%
Caterpillar, Inc.	22,774	$1,488,509
Snap-on, Inc.	6,380	962,997
Stanley Black & Decker, Inc.	8,690	842,756

		$3,294,262

Media — 4.7%
CBS Corp., Class B	31,276	$1,247,912
Comcast Corp., Class A	97,683	5,556,209
Omnicom Group, Inc.	35,123	2,314,606
Time Warner, Inc.	28,358	1,949,612
Walt Disney Co. (The)	62,258	6,362,768

		$17,431,107

Security	Shares	Value
Metals & Mining — 0.3%
Nucor Corp.	31,251	$1,173,475

		$1,173,475

Multi-Utilities — 1.7%
Centerpoint Energy, Inc.	14,223	$256,583
CMS Energy Corp.	77,060	2,721,759
Dominion Resources, Inc.	1,997	140,549
DTE Energy Co.	10,342	831,187
NiSource, Inc.	49,999	927,481
Public Service Enterprise Group, Inc.	37,896	1,597,695

		$6,475,254

Multiline Retail — 1.0%
Macy’s, Inc.	48,228	$2,475,061
Nordstrom, Inc.	12,248	878,304
Target Corp.	3,374	265,399

		$3,618,764

Oil, Gas & Consumable Fuels — 6.1%
Chesapeake Energy Corp.	113,799	$834,147
Chevron Corp.	62,708	4,946,407
Columbia Pipeline Group, Inc.	49,999	914,482
ConocoPhillips	22,653	1,086,438
EOG Resources, Inc.	33,718	2,454,670
Exxon Mobil Corp.	72,231	5,370,375
Kinder Morgan, Inc.	12,255	339,218
Occidental Petroleum Corp.	1,064	70,384
Phillips 66	24,334	1,869,824
Range Resources Corp.	20,840	669,381
Tesoro Corp.	19,643	1,910,085
Williams Cos., Inc. (The)	57,536	2,120,202

		$22,585,613

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,326	$268,342

		$268,342

Pharmaceuticals — 5.5%
Allergan PLC(1)	1,940	$527,312
Bristol-Myers Squibb Co.	80,700	4,777,440
Eli Lilly & Co.	2,509	209,978
Johnson & Johnson	51,433	4,801,271
Merck & Co., Inc.	106,916	5,280,581
Pfizer, Inc.	150,447	4,725,540

		$20,322,122

Professional Services — 0.3%
ManpowerGroup, Inc.	1,193	$97,695
Robert Half International, Inc.	18,170	929,577

		$1,027,272

Real Estate Investment Trusts (REITs) — 2.4%
Apartment Investment & Management Co., Class A	12,428	$460,085
AvalonBay Communities, Inc.	11,002	1,923,370
Crown Castle International Corp.	1,897	149,616
Equity Residential	14,774	1,109,823
Host Hotels & Resorts, Inc.	58,590	926,308
Iron Mountain, Inc.	6,152	190,835
Kimco Realty Corp.	78,276	1,912,283

Security	Shares	Value
ProLogis, Inc.	22,296	$867,314
Realty Income Corp.	4,920	233,159
Ventas, Inc.	17,990	1,008,519
Welltower, Inc.	1,146	77,607

		$8,858,919

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	8,158	$261,056

		$261,056

Road & Rail — 0.9%
J.B. Hunt Transport Services, Inc.	3,521	$251,399
Kansas City Southern	11,539	1,048,664
Norfolk Southern Corp.	27,357	2,090,075

		$3,390,138

Semiconductors & Semiconductor Equipment — 1.9%
Altera Corp.	3,936	$197,115
Analog Devices, Inc.	16,160	911,585
Applied Materials, Inc.	15,313	224,948
Avago Technologies, Ltd.	10,000	1,250,100
Broadcom Corp., Class A	3,705	190,548
Cree, Inc.(1)	21,482	520,509
Cypress Semiconductor Corp.(1)	60,131	512,316
Intel Corp.	56,723	1,709,631
KLA-Tencor Corp.	3,859	192,950
NVIDIA Corp.	24,772	610,630
Teradyne, Inc.	32,470	584,785

		$6,905,117

Software — 3.5%
Electronic Arts, Inc.(1)	2,703	$183,128
Microsoft Corp.	196,258	8,686,379
Oracle Corp.	103,117	3,724,586
salesforce.com, inc.(1)	4,316	299,660

		$12,893,753

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	3,365	$637,769
AutoNation, Inc.(1)	3,083	179,369
Home Depot, Inc. (The)	55,067	6,359,688
L Brands, Inc.	1,800	162,234
Lowe’s Companies, Inc.	6,671	459,765
Tiffany & Co.	14,641	1,130,578

		$8,929,403

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	151,109	$16,667,323

		$16,667,323

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	9,456	$273,562
NIKE, Inc., Class B	15,997	1,967,151
Under Armour, Inc., Class A(1)	3,075	297,599

		$2,538,312

Tobacco — 1.4%
Altria Group, Inc.	3,415	$185,776
Philip Morris International, Inc.	63,379	5,027,856
Reynolds American, Inc.	3,120	138,122

		$5,351,754

Security	Shares	Value
Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$369,029

		$369,029

Total Common Stocks — 99.9% (identified cost $176,315,677)		$370,228,681

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	480	$1,970	10/2/15	$(33,600)
S&P 500 Index	425	1,990	10/9/15	(123,250)
S&P 500 Index	500	2,000	10/16/15	(200,000)
S&P 500 Index	395	1,980	10/23/15	(472,025)

Total Call Options Written (premiums received $4,364,689)				$(828,875)

Other Assets, Less Liabilities — 0.3%				$1,177,578

Net Assets — 100.0%				$370,577,384

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$176,208,842

Gross unrealized appreciation	$194,205,239
Gross unrealized depreciation	(185,400)

Net unrealized appreciation	$194,019,839

Written options activity for the fiscal year to date ended September 30, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,835	$2,677,434
Options written	17,775	25,599,366
Options terminated in closing purchase transactions	(5,980)	(8,454,474)
Options expired	(11,830)	(15,457,637)

Outstanding, end of period	1,800	$4,364,689

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $828,875.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$370,228,681 *	$—	$—	$370,228,681
Total Investments	$370,228,681	$—	$—	$370,228,681

Liability Description
Call Options Written	$(828,875)	$—	$—	$(828,875)
Total	$(828,875)	$—	$—	$(828,875)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015